Vessels Under Construction - Additional Information (Details) $ / vessel in Millions	Aug. 20, 2024 vessel m³	Jun. 30, 2026 $ / vessel	Jul. 31, 2025 $ / vessel	Jul. 17, 2025 $ / vessel	Nov. 21, 2024 vessel
Property, Plant, and Equipment [Abstract]
Number of vessels to build | vessel	2				2
Vessels cargo capacity (in cbm) | m³	48,500
Property, Plant, and Equipment [Line Items]
Average shipyard price per vessel to be delivered (in usd per vessel)		102.9
Ammonia Newbuild Vessels
Property, Plant, and Equipment [Line Items]
Average shipyard price per vessel to be delivered (in usd per vessel)			87.0	87.0